Goodwill and Intangible Assets - Schedule of Changes in the Carrying Amount of Goodwill (Detail) $ in Thousands	11 Months Ended
Dec. 31, 2020 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Addition-APW Acquisition	$ 80,509
Goodwill as of December 31, 2020 (Successor)	$ 80,509